Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous Noncurrent Liabilities [Abstract]
Summary of Other Long-Term Liabilities

	December 31,	December 31,
	2019	2018
Royalty payment obligations (a)	$3,148	$3,077
License acquisition payment obligation (b)	1,302	2,726
Other employee benefit liabilities	2,554	2,399
Other long-term liabilities	-	330
	$7,004	$8,532
Less:
Current portion of royalty payment obligations (note 13)	(3,043)	(68)
Current portion of license acquisition payment obligation (note 13)	(1,302)	(1,363)
Current portion of other employee benefit liabilities (note 13)	(2,374)	(1,406)
	$285	$5,695